Long Term Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
Impairment on investments	$ 0	$ 0	$ 0